DESCRIPTION OF BUSINESS	12 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS

NOTE 1 - DESCRIPTION OF BUSINESS

Cipherloc Corporation (the “Company” or “Cipherloc”) was incorporated in the State of Texas on June 22, 1953, under the name “American Mortgage Company.” Effective August 27, 2014, we changed our name to “Cipherloc Corporation.” Prior to September 30, 2021, the Company was a Texas corporation. The Company became a Delaware corporation effective September 30, 2021.

Our headquarters are located at 6836 Bee Cave Road, Building 1, Suite279, Austin, Texas 78746. Our website is www.cipherloc.net.